Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.0%
InPost SA(a)	113,119	$1,980,921
PostNL NV	397,657	434,451
		2,415,372
Banks — 8.0%
ABN AMRO Bank NV, CVA(b)	192,759	2,988,382
ING Groep NV	1,109,235	17,123,654
		20,112,036
Beverages — 6.6%
Coca-Cola Europacific Partners PLC	75,925	5,890,262
Heineken Holding NV	51,369	3,255,125
Heineken NV	97,999	7,253,896
		16,399,283
Biotechnology — 0.3%
Pharming Group NV(a)(c)	831,816	641,939
Broadline Retail — 7.5%
Prosus NV	458,101	18,661,979
Capital Markets — 1.6%
Allfunds Group PLC	238,120	1,401,484
CVC Capital Partners PLC(a)(b)	27,495	673,212
Flow Traders Ltd., NVS	39,820	887,883
Van Lanschot Kempen NV	25,528	1,142,722
		4,105,301
Chemicals — 5.2%
Akzo Nobel NV	66,065	3,857,457
Corbion NV	48,237	1,119,210
DSM-Firmenich AG	65,821	7,230,031
OCI NV	70,443	823,265
		13,029,963
Construction & Engineering — 1.4%
Fugro NV	79,453	1,440,731
Koninklijke BAM Groep NV	254,307	1,090,896
Koninklijke Heijmans NV	27,824	850,741
		3,382,368
Consumer Staples Distribution & Retail — 4.5%
Koninklijke Ahold Delhaize NV	320,189	11,047,441
Sligro Food Group NV(c)	27,163	306,476
		11,353,917
Diversified Telecommunication Services — 2.1%
Koninklijke KPN NV	1,354,069	5,252,877
Electrical Equipment — 1.1%
Signify NV(b)	74,076	1,656,154
TKH Group NV	33,938	1,102,577
		2,758,731
Energy Equipment & Services — 0.6%
SBM Offshore NV	86,231	1,559,240
Entertainment — 2.7%
Universal Music Group NV(c)	284,669	6,854,697
Financial Services — 5.8%
Adyen NV(a)(b)	7,248	10,549,553
EXOR NV, NVS	39,297	3,881,350
		14,430,903
Food Products — 0.6%
JDE Peet's NV	72,534	1,443,989
Security	Shares	Value
Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV(a)	284,767	$7,789,431
Hotels, Restaurants & Leisure — 1.1%
Basic-Fit NV(a)(b)(c)	45,487	1,020,003
Just Eat Takeaway.com NV(a)(b)	109,596	1,748,893
		2,768,896
Insurance — 4.6%
Aegon Ltd.	547,295	3,534,310
ASR Nederland NV	66,773	3,191,305
NN Group NV	102,377	4,751,153
		11,476,768
Machinery — 0.8%
Aalberts NV	52,019	1,994,115
Metals & Mining — 0.2%
AMG Critical Materials NV(c)	37,841	569,678
Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	37,985	1,776,670
Pharmaceuticals — 0.1%
Pharvaris NV(a)(c)	16,465	360,583
Professional Services — 7.2%
Arcadis NV	33,931	2,236,970
Brunel International NV(c)	24,860	231,188
Randstad NV	51,591	2,265,604
Wolters Kluwer NV	79,737	13,307,419
		18,041,181
Retail REITs — 0.8%
Eurocommercial Properties NV	43,736	1,093,056
Vastned Retail NV	14,695	382,012
Wereldhave NV	43,037	631,456
		2,106,524
Semiconductors & Semiconductor Equipment — 27.8%
ASM International NV	16,433	8,843,842
ASML Holding NV	83,285	56,909,337
BE Semiconductor Industries NV	30,977	3,683,189
		69,436,368
Software — 0.2%
TomTom NV(a)(c)	81,113	451,274
Trading Companies & Distributors — 4.2%
AerCap Holdings NV	70,154	6,970,501
IMCD NV	23,101	3,465,882
		10,436,383
Total Long-Term Investments — 99.8% (Cost: $298,889,115)		249,610,466
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	3,668,258	3,670,092

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	130,000	$130,000
Total Short-Term Securities — 1.5% (Cost: $3,800,098)		3,800,092
Total Investments — 101.3% (Cost: $302,689,213)		253,410,558
Liabilities in Excess of Other Assets — (1.3)%		(3,316,235)
Net Assets — 100.0%		$250,094,323

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,591,172	$79,460 (a)	$—	$(310)	$(229)	$3,670,092	3,668,258	$35,756 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	40,000 (a)	—	—	—	130,000	130,000	2,508	—
				$(310)	$(229)	$3,800,093		$38,264	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	12/20/24	$407	$2,823
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Netherlands ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,219,806	$198,390,660	$—	$249,610,466
Short-Term Securities
Money Market Funds	3,800,092	—	—	3,800,092
	$55,019,898	$198,390,660	$—	$253,410,558
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,823	$—	$2,823

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares